Note 22 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net deferred tax assets	$ 50,938	$ 43,716
Entities that have had a loss for tax purposes in either 2016 or 2015, or both [member]
Statement Line Items [Line Items]
Net deferred tax assets	50,900	43,700
Deductible temporary differences for which no deferred tax asset is recognised	$ 142,300	$ 228,000